CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE
8	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

Description	Effective Interest Rate	Maturity date	Principal	Accrued Interest	Unamortized debt discount	September 30, 2022 Amount, net	December 31, 2021 Amount, net
Cavalry Fund I LP	28.7%	November 16, 2022	$1,091,754	$13,647	$-	$1,105,401	$548,872

Mercer Street Global Opportunity Fund, LLC	28.7%	November 16, 2022	1,091,754	13,647	-	1,105,401	548,872

Bellridge Capital LP.	10%	February 16, 2022	-	-	-	-	863,609

Total convertible notes payable			$2,183,508	$27,294	$-	$2,210,802	$1,961,353

Interest expense totaled $49,912 and $52,236 and amortization of debt discount totaled $0 and $515,200 for the three months ended September 30, 2022 and 2021, respectively, and interest expense totaled $138,085 and $169,695 and amortization of debt discount totaled $263,200 and $3,138,452 for the nine months ended September 30, 2022 and 2021, respectively.

Cavalry Fund I LP

●	On February 16, 2021, the Company closed a transaction with Cavalry Fund I LP (“Cavalry”), pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the “Cavalry Note”). The Cavalry Note is convertible into shares of Common Stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of Common Stock at an initial exercise price of $0.24 per share.

On February 3, 2022, the Company extended the maturity date of its Cavalry Note from February 16, 2022 to August 16, 2022. The Cavalry Note was due to mature on February 16, 2022 and would have resulted in the accrual of a $157,499 prepayment penalty on the principal of $572,000 and interest of $57,994 outstanding, totaling $787,493. Cavalry agreed to extend the maturity date of the Cavalry Note to August 16, 2022 in consideration of the principal amount outstanding under the Cavalry Note being increased by an additional $78,749, thereby increasing the total principal outstanding to $866,242. On August 30, 2022, the Company further extended the maturity date of its Cavalry note from August 16, 2022 to November 16, 2022. In terms of the agreement entered into with Cavalry, the principal outstanding was increased by $181,959 and the interest outstanding as of August 31, 2022 of $43,553 was capitalized, resulting in a principal balance outstanding of $1,091,754. In addition, the Company granted Cavalry a warrant exercisable for 3,000,000 shares of Common Stock at an exercise price of $0.15 per share, maturing on August 30, 2027 and valued at $119,091 on the date of grant.

This change to the maturity dates of the Cavalry Note from February 16, 2022 to August 31, 2022 and subsequently to November 16, 2022, was assessed in terms of ASC 470-50 as a debt extinguishment, which resulted in a penalty expense of $181,959 and $260,708 for the three months and nine months ended September 30, 2022, respectively, in addition the value of the warrant issued on the debt extension from August 16, 2022 to November 16, 2022, resulted in an additional penalty expense of $119,091 for the three and nine months ended September 30, 2022.

The balance of the Cavalry Note plus accrued interest at September 30, 2022 was $1,105,401.

Mercer Street Global Opportunity Fund, LLC

●	On February 16, 2021, the Company closed a transaction with Mercer Street Global Opportunity Fund, LLC (“Mercer”), pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the “Mercer Note”). The Mercer Note is convertible into shares of Common Stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of Common Stock at an initial exercise price of $0.24 per share.

On February 3, 2022, the Company extended the maturity date of its Mercer Note from February 16, 2022 to August 16, 2022. The Mercer Note was due to mature on February 16, 2022 and would have resulted in the accrual of a $157,499 prepayment penalty on the principal of $572,000 and interest of $57,994 outstanding, totaling $787,493. Mercer agreed to extend the maturity date of the Mercer Note to August 16, 2022 in consideration of the principal amount outstanding under the Mercer Note being increased by an additional $78,749, thereby increasing the total principal outstanding to $866,242. On August 30, 2022, the Company further extended the maturity date of its Mercer note from August 16, 2022 to November 16, 2022. In terms of the agreement entered into with Mercer, the principal outstanding was increased by $181,959 and the interest outstanding as of August 31, 2022 of $43,553 was capitalized, resulting in a principal balance outstanding of $1,091,754. In addition, the Company granted Mercer a warrant exercisable for 3,000,000 shares of Common Stock at an exercise price of $0.15 per share, maturing on August 30, 2027 and valued at the date of grant at $119,091.

This change to the maturity dates of the Mercer Note from February 16, 2022 to August 31, 2022 and subsequently to November 16, 2022, was assessed in terms of ASC 470-50 as a debt extinguishment, which resulted in a penalty expense of $181,959 and $260,708 for the three months and nine months ended September 30, 2022, respectively, in addition the value of the warrant issued on the debt extension from August 16, 2022 to November 16, 2022, resulted in an additional penalty expense of $119,091 for the three and nine months ended September 30, 2022.

The balance of the Mercer Note plus accrued interest at September 30, 2022 was $1,105,401.

Bellridge Capital LP.

●	On February 16, 2021, the Company closed a transaction with Bellridge Capital LP., pursuant to which the Company received net proceeds of $787,500, after an original issue discount of $112,500 in exchange for the issuance of a $900,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the “Bellridge Note”). The Bellridge Note was convertible into shares of Common Stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 3,913,044 shares of Common Stock at an initial exercise price of $0.24 per share.

The Bellridge Note was repaid on February 4, 2022 for gross proceeds of $1,235,313, including interest thereon of $88,250, thereby extinguishing the Bellridge Note.

9	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

Description	Interest Rate	Maturity date	Principal	Accrued Interest	Unamortized debt discount	December 31, 2021 Amount, net	December 31, 2020 Amount, net
Power Up Lending Group	12%	July 13, 2021	$-	$-	$-	$-	$33,057

Cavalry Fund I LP	10%	June 30, 2021	-	-	-	-	157,149
	10%	July 31, 2021	-	-	-	-	217,248
	10%	September 24, 2021	-	-	-	-	33,669
	10%	August 5, 2021	-	-	-	-	63,553
	10%	February 3, 2022	-	-	-	-	-
	10%	February 16, 2022	572,000	50,527	(73,655)	548,872	-

Mercer Street Global Opportunity Fund, LLC	10%	August 3, 2021	-	-	-	-	288,895
	10%	February 3, 2022	-	-	-	-	-
	10%	February 16, 2022	572,000	50,527	(73,655)	548,872	-

Iroquois Master Fund Ltd.	10%	September 16, 2021	-	-	-	-	72,835
	10%	February 3, 2022	-	-	-	-	-

Mark Geist	10%	October 20, 2021	-	-	-	-	6,206

Bellridge Capital LP.	10%	November 25, 2021	-	-	-	-	31,029
	10%	February 16, 2022	-	-	-	-	-
	10%	February 16, 2022	900,000	79,500	(115,891)	863,609	-

Total convertible notes payable			$2,044,000	$180,554	$(263,201)	$1,961,353	$903,641

Interest expense, including penalty interest totaled $221,930 and $366,964 for the years ended December 31, 2021 and 2020, respectively.

Amortization of debt discount totaled $3,653,652 and $1,065,879 for the years ended December 31, 2021 and 2020, respectively.

The convertible notes have variable conversion prices based on a discount to market price of trading activity over a specified period of time. The variable conversion features were valued using a Black Scholes valuation model. The difference between the fair market value of the common stock and the calculated conversion price on the issuance date was recorded as a debt discount with a corresponding credit to derivative financial liability.

Power Up Lending Group Ltd

●

On July 13, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power Up Lending Group Ltd for net proceeds of $60,000 after certain expenses. The note had a maturity date of July 13, 2021 and a coupon of 12% per annum. The Company could prepay the note with prepayment penalties that ranged from 115% to 135%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.

On January 11, 2021, the Company repaid the principal sum of $63,000 and accrued interest and penalty interest thereon of $27,083, thereby extinguishing the note.

Cavalry Fund LLP

●

On July 1, 2020, the Company closed a transaction with Cavalry Fund I LP (“Cavalry”), pursuant to which the Company received net proceeds of $246,600, after certain expenses in exchange for the issuance of a $300,000 Senior Secured Convertible Note (“Initial Cavalry Note”), with an original issue discount of 12.5% or $37,500, bearing interest at 10% per annum and maturing on June 30, 2021. The Initial Cavalry Note was convertible into shares of common stock at an initial conversion price of $0.035 per share. In addition, the Company issued a warrant exercisable over 8,571,428 shares of common stock at an initial exercise price of $0.05 per share.

The Initial Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Initial Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

Between January 4, 2021 and February 3, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,639 into 9,046,826 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Initial Cavalry Note.

●

Cavalry had agreed to purchase an additional $300,000 Senior Secured Convertible Note (the “Second Cavalry Note”); from the Company upon the same terms as the Initial Cavalry Note, within three trading days of a registration statement registering the shares of the Company’s common stock issuable under the Initial Cavalry Note and upon exercise of the Warrants that had been issued being declared effective by the SEC. On July 28, 2020 the registration statement was declared effective and on July 31, 2020, the Company received the additional net proceeds of $262,500. In addition, the Company issued a warrant exercisable over 8,571,429 shares of common stock at an initial exercise price of $0.05 per share.

The Second Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Second Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Second Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

Between February 8, 2021 and February 12, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,083 into 9,030,953 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Second Cavalry Note.

●

On September 24, 2020, the Company closed a transaction with Cavalry pursuant to which the Company received net proceeds of $99,750, after certain expenses in exchange for the issuance of a $114,000 Senior Secured Convertible Note (the “Third Cavalry Note”), with an original issue discount of $14,000, bearing interest at 10% per annum and maturing on September 24, 2021, the Third Cavalry Note was convertible into shares of common stock at an initial conversion price of $0.035 per share, in addition, the Company issued a warrant exercisable over 3,257,143 shares of common stock at an initial exercise price of $0.05 per share.

The Third Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Third Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Third Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

On February 18, 2021, the Company received a conversion notice from Cavalry, converting the aggregate principal amount of $114,000 and accrued interest thereon of $4,623 into 3,389,238 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Third Cavalry Note.

●

On October 20, 2020, Cavalry entered into an Assignment and Transfer agreement whereby the Senior Secured Convertible Note with a face value of $100,000, bearing interest at 10% per annum and maturing on August 5, 2021, together with the warrant exercisable over 2,857,143 shares of common stock at an initial exercise price of $0.05 per share, was acquired by Cavalry (the “Transferred note”). The Transferred Note was convertible into shares of common stock at an initial conversion price of $0.035 per share.

The transferred Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Transferred Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Transferred note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

On February 22, 2021, the Company received a conversion notice from Cavalry, converting the aggregate principal amount of $100,000 and accrued interest thereon of $5,583 into 3,016,667 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Transferred Note.

●

On February 3, 2021, the Company closed a transaction with Cavalry, pursuant to which the Company received net proceeds of $150,500, after an original issue discount of $21,500 in exchange for the issuance of a $172,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 3, 2022 (the Fourth Cavalry Note”). The fourth Cavalry Note is convertible into shares of common stock at an initial conversion price of $0.045 per share, in addition, the Company issued a warrant exercisable for 3,822,223 shares of common stock at an initial exercise price of $0.05 per share.

On February 17, 2021, the Company repaid the aggregate principal sum of $172,000 owing on the Fourth Cavalry Note it had entered into on February 3, 2021. The accrued interest of $669, remains outstanding.

●

On February 16, 2021, the Company closed a transaction with Cavalry, pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the Fifth Cavalry Note”). The Fifth Cavalry Note is convertible into shares of common stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of common stock at an initial exercise price of $0.24 per share.

The balance of the Fifth Cavalry Note plus accrued interest at December 31, 2021 was $548,872, after unamortized debt discount of $73,655.

Mercer Street Global Opportunity Fund, LLC

●

On August 3, 2020, the Company closed a transaction with Mercer Street Global Opportunity Fund, LLC, (“Mercer”), pursuant to which the Company received net proceeds of $350,000, after an original issue discount of $50,000 in exchange for the issuance of a $400,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on August 3, 2021(the Initial Mercer Note”). The Initial Mercer Note was convertible into shares of common stock at an initial conversion price of 0.035 per share, in addition, the Company issued a warrant exercisable over 11,428,571 shares of common stock at an initial exercise price of $0.05 per share.

The Initial Mercer note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Mercer Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

Between January 4, 2021 and February 9, 2021, the Company received conversion notices from Mercer, converting the aggregate principal amount of $400,000 and accrued interest thereon of $19,411, relating to the Initial Mercer Note entered into on August 3, 2020 into 11,983,170 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Initial Mercer Note.

●

On February 3, 2021, the Company closed a transaction with Mercer, pursuant to which the Company received net proceeds of $250,250, after an original issue discount of $35,750 in exchange for the issuance of a $286,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 3, 2022 (the Second Mercer Note”). The second Mercer Note was convertible into shares of common stock at an initial conversion price of $0.045 per share, in addition, the Company issued a warrant exercisable for 6,355,556 shares of common stock at an initial exercise price of $0.05 per share.

On February 16, 2021 and February 22, 2021, the Company repaid the aggregate principal sum of $286,000 and interest thereon of $1,033, owing on the Second Mercer Note it had entered into with Mercer on February 3, 2021, thereby extinguishing the Second Mercer Note.

●

On February 16, 2021, the Company closed a transaction with Mercer, pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the Third Mercer Note”). The Third Mercer Note is convertible into shares of common stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of common stock at an initial exercise price of $0.24 per share.

The balance of the Third Mercer Note plus accrued interest at December 31, 2021 was $548,872, after unamortized debt discount of $73,655.

Iroquois Master Fund Ltd.

●

On September 16, 2020, the Company closed a transaction with Iroquois Master Fund Ltd., pursuant to which the Company received net proceeds of $199,500, after an original issue discount of $28,500 in exchange for the issuance of a $228,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on September 16, 2021 (the Initial Iroquois Note”). The Initial Iroquois Note is convertible into shares of common stock at an initial conversion price of $0.035 per share. In addition, the Company issued a warrant exercisable over 6,514,286 shares of common stock at an initial exercise price of $0.05 per share.

The Initial Iroquois Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Iroquois Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

Between January 5, 2021 and February 5, 2021, the Company received conversion notices from Iroquois Master Fund Ltd., converting the aggregate principal amount of $228,000 relating to the Initial Iroquois Note entered into on September 16, 2020 into 6,514,288 shares of common stock at a conversion price of $0.035 per share. The accrued interest of $8,041 on the Initial Iroquois Note remains outstanding and was recorded under accrued liabilities.

●

On February 3, 2021, the Company closed a transaction with Iroquois Master Fund Ltd., pursuant to which the Company received net proceeds of $199,500, after an original issue discount of $28,500 in exchange for the issuance of a $228,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 3, 2022 (the Second Iroquois Note”). The Second Iroquois Note was convertible into shares of common stock at an initial conversion price of $0.045 per share, in addition, the Company issued a warrant exercisable for 5,066,667 shares of common stock at an initial exercise price of $0.05 per share.

On February 19, 2021, the Company received a conversion notice from Iroquois Master Fund Ltd., converting the aggregate principal amount of $228,000 into 5,066,667 shares of common stock at a conversion price of $0.045 per share. The accrued interest of $823 on the Second Iroquois Note remains outstanding and was recorded under accrued liabilities.

Mark Geist

On October 20, 2020, the Company closed a transaction with Mark Geist., pursuant to which the Company received net proceeds of $25,025 after an original issue discount of $3,575 in exchange for the issuance of a $28,600 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on October 20, 2021. The note was convertible into shares of common stock at an initial conversion price of $0.035 per share. In addition, the Company issued a warrant exercisable over 817,143 shares of common stock at an initial exercise price of $0.05 per share.

The note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

On January 15, 2021, the Company received a conversion notice from Mark Geist, converting the aggregate principal amount of $28,600 and accrued interest thereon of $561 into 833,172 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

Bellridge Capital LP.

●

On November 25, 2020, the Company closed a transaction with Bellridge Capital LP., pursuant to which the Company received net proceeds of $250,250 after an original issue discount of $35,750 in exchange for the issuance of a $286,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on November 25, 2021 (the “Initial Bellridge Note”). The Initial Bellridge Note was convertible into shares of common stock at an initial conversion price of 0.035 per share, in addition, the Company issued a warrant exercisable over 8,171,429 shares of common stock at an initial exercise price of $0.05 per share.

The Initial Bellridge Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Bellridge Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

On February 6, 2021, the Company received a conversion notice from Bellridge Capital, LP. converting the aggregate principal amount of $286,000 and accrued interest thereon of $5,720 into 8,334,857 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Initial Bellridge Note.

●

On February 16, 2021, the Company closed a transaction with Bellridge Capital LP., pursuant to which the Company received net proceeds of $180,250, after an original issue discount of $25,750 in exchange for the issuance of a $206,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022, (the “Second Bellridge Note”). The Second Bellridge Note was convertible into shares of common stock at an initial conversion price of $0.045 per share, in addition, the Company issued a warrant exercisable for 4,577,778 shares of common stock at an initial exercise price of $0.05 per share.

On February 16, 2021, the Company received a conversion notice from Bellridge Capital, LP. converting the aggregate principal amount of $206,000, relating to a convertible note entered into on the same day into 4,577,778 shares of common stock at a conversion price of $0.045 per share, thereby extinguishing the Second Bellridge Note.

●

On February 16, 2021, the Company closed a transaction with Bellridge Capital LP., pursuant to which the Company received net proceeds of $787,500, after an original issue discount of $112,500 in exchange for the issuance of a $900,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the “Third Bellridge Note”). The Third Bellridge Note is convertible into shares of common stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 3,913,044 shares of common stock at an initial exercise price of $0.24 per share.

The Third Bellridge Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.

The balance of the Third Bellridge Note plus accrued interest at December 31, 2021 was $863,609, after unamortized debt discount of $115,891.